CONSECO SERIES TRUST

Asset Allocation Portfolio
Statement of Investments in Securities

December 31, 1997

===============================================================
  NUMBER
 OF SHARES                  SECURITY                    VALUE
---------------------------------------------------------------
           Common Stocks
           (55.94% of total investments) (a)

           APPAREL AND ACCESSORY STORES (1.90%)
   14,850  The Finish Line, Inc. (b)..............  $   194,906
   11,950  Goody's Family Clothing, Inc. (b)......      324,885
                                                    -----------
                                                        519,791
                                                    -----------
           BUSINESS SERVICES (7.15%)
   16,450  Affiliated Computer Services, Inc. (b).      432,832
   10,200  Autodesk, Inc. ........................      377,400
    9,050  DataWorks Corporation (b)..............      179,869
   11,100  First Data Corporation.................      324,675
    9,100  Rent-Way, Inc. (b).....................      168,350
   14,850  Renter's Choice, Inc. (b)..............      304,425
    8,800  Sotheby's Holdings, Inc. ..............      162,800
                                                    -----------
                                                      1,950,351
                                                    -----------

           CHEMICALS AND ALLIED PRODUCTS (0.76%)
    5,000  The B.F. Goodrich Company..............      207,185
                                                    -----------

           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (3.54%)
   24,150  Brightpoint, Inc. (b)..................      335,081
   10,800  Cincinnati Bell, Inc. .................      334,800
   20,350  LCC International, Inc. (b)............      295,075
                                                    -----------
                                                        964,956
                                                    -----------

           DEPOSITORY INSTITUTIONS (3.34%)
   10,950  John Alden Financial Corporation.......      262,800
    8,500  Norwest Corporation....................      328,313
    2,850  U.S. Bancorp...........................      319,020
                                                    -----------
                                                        910,133
                                                    -----------

           DURABLE GOODS-- WHOLESALE (3.77%)
   18,500  IKON Office Solutions, Inc. ...........      520,312
    9,150  Pomeroy Computer Resources, Inc. (b)...      162,413
   14,000  Watsco, Inc. ..........................      345,618
                                                    -----------
                                                      1,028,343
                                                    -----------

           EATING AND DRINKING PLACES (0.87%)
   10,300  ShowBiz Pizza Time, Inc. (b)...........      236,900
                                                    -----------
           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (2.46%)
   19,800  Kinder Morgan Energy Partners, L.P. ...      670,725
                                                    -----------
           ELECTRICAL EQUIPMENT,
           EXCEPT COMPUTERS (1.76%)
    7,150  Comverse Technology, Inc. (b)..........      278,850
   12,100  Exar Corporation (b)...................      199,650
                                                    -----------
                                                        478,500
                                                    -----------

           FOOD STORES (0.90%)
    9,650  Casey's General Stores, Inc. ..........      244,869
                                                    -----------
           GENERAL MERCHANDISE STORES (1.92%)
   17,875  Family Dollar Stores, Inc. ............      523,952
                                                    -----------
           HEALTH SERVICES (1.67%)
    6,700  Prime Medical Services, Inc. (b).......       92,540
   13,875  Quorum Health Group, Inc. (b)..........      362,484
                                                    -----------
                                                        455,024
                                                    -----------

           HOME FURNISHING AND
           EQUIPMENT STORES (1.20%)
    8,450  Tandy Corporation......................      325,849
                                                    -----------

           HOUSING AND OTHER LODGING PLACES (1.81%)
   11,190  Fairfield Communities, Inc. (b)........      493,759
                                                    -----------

           INDUSTRIAL, COMMERCIAL MACHINERY,
           COMPUTERS (2.48%)
   12,550  EMC Corporation (b)....................      344,334
    8,700  Lexmark International Group, Inc. (b)..      330,600
                                                    -----------
                                                        674,934
                                                    -----------

           MEASURING INSTRUMENTS, PHOTO GOODS,
           WATCHES (6.57%)
    9,250  Analogic Corporation...................      351,500
   10,350  DENTSPLY International, Inc. ..........      315,675
   10,200  Sola International, Inc. (b)...........      331,500
    6,650  STERIS Corporation (b).................      320,863
   12,550  Waters Corporation (b).................      472,194
                                                    -----------
                                                      1,791,732
                                                    -----------

           NON-DURABLE GOODS WHOLESALE (1.58%)
    4,500  Chemed Corporation.....................      186,467
   12,400  U.S. Office Products Company (b).......      243,350
                                                    -----------
                                                        429,817
                                                    -----------

           OIL AND GAS EXTRACTION (4.54%)

    4,250  BJ Services Company (b)................      305,732
   12,450  Enron Oil & Gas Company................      263,778
    5,850  Ocean Energy, Inc. (b).................      288,475
    7,900  Transocean Offshore Inc. ..............      380,677
                                                    -----------
                                                      1,238,662
                                                    -----------

           PAPER AND ALLIED PRODUCTS (1.70%)
    5,800  Schweitzer-Mauduit International, Inc.       216,050
    2,750  St. Joe Corporation....................      248,875
                                                    -----------
                                                        464,925
                                                    -----------

           PERSONAL SERVICES (0.90%)
    5,500  H&R Block, Inc. .......................      246,466
                                                    -----------
           RAILROAD TRANSPORTATION (1.57%)
   13,500  Kansas City Southern Industries, Inc. .      428,625
                                                    -----------

           SECURITY AND COMMODITY BROKERS (1.90%)
    3,100  Franklin Resources, Inc. ..............      269,505
    7,100  The John Nuveen Company................      248,500
                                                    -----------
                                                        518,005
                                                    -----------

           STONE, CLAY, GLASS, CONCRETE (1.65%)
   15,600  Department 56, Inc. (b)................      448,500
                                                    -----------
           Total common stocks (cost $14,130,464).  $15,252,003
                                                    -----------

                                  (Continued)

CONSECO SERIES TRUST

Asset Allocation Portfolio

Statement of Investments in Securities - Continued
December 31, 1997

================================================================================
  NUMBER
 OF SHARES                  SECURITY                              VALUE
--------------------------------------------------------------------------------
           Preferred Stocks
           (5.61% of total investments) (a)

           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (2.95%)
   28,000  Intermedia Communications Inc., 7% PFD ...       $   805,000
                                                            -----------

           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (2.66%)
   14,000  The AES Corporation Trust II, 5.5% CUM CVT PFD       726,250
                                                            -----------
           Total preferred stocks (cost $1,400,000) ..      $ 1,531,250
                                                            -----------
 PRINCIPAL
  AMOUNT                    SECURITY                    VALUE
--------------------------------------------------------------------------------
           Corporate Bonds
           (34.78% of total investments) (a)

           APPAREL AND OTHER FINISHED PRODUCTS (0.47%)
$ 125,000  Guess?, Inc., 9.500%, due 08/15/2003...          $   129,062
                                                            -----------
           AUTO REPAIR AND PARKING (0.81%)
  200,000  Amerco -MTN, 7.470%, due 01/15/2027....              219,500
                                                            -----------
           BUSINESS SERVICES (0.74%)
  200,000  Computervision Corporation, 11.375%,
           due 08/15/1999.........................              202,000
                                                            -----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (2.39%)
  240,000  Cencall Communications, 0.000%,
           due 01/15/2004.........................              217,500
  190,000  Continental Cablevision, Inc., 9.000%,
           due 09/01/2008.........................              221,588
  200,000  Peoples Telephone Co., Inc., 12.250%,
           due 07/15/2002.........................              212,500
                                                            -----------
                                                                651,588
                                                            -----------

           DEPOSITORY INSTITUTIONS (2.10%)
  200,000  Anchor Bancorp, Inc., 8.938%,
           due 07/09/2003  ..... ................               207,750
  250,000  Centura Capital Trust I, 8.845%,
           due 06/01/2027 (d).....................              277,178
  100,000  Hutchison Whampoa Finance, 7.450%,
           due 08/01/2017 (d).....................               88,865
                                                            -----------
                                                                573,793
                                                            -----------
           DURABLE GOODS -- WHOLESALE (3.01%)
  375,000  Cellstar Corporation, 5.000%,
           due 10/15/2002 (d)...... ..............              275,625
  500,000  Pioneer Standard Electronics, Inc., 8.500%,
           due 08/01/2006.........................              545,000
                                                            -----------
                                                                820,625
                                                            -----------

           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (3.54%)
  450,000  CMS Energy Corporation, 7.625%,
           due 11/15/2004.........................              452,813
    4,000  System Energy Resources, Inc., 11.375%,
           due 09/01/2016.........................                4,000
  500,000  Trench Electric S.A. and Trench Inc., 10.250%,
           due 12/15/2007(d)......................              509,375
                                                            -----------
                                                                966,188
                                                            -----------

           HOME FURNITURE AND EQUIPMENT STORES (1.90%)
  500,000  MacSaver Financial Services, 7.875%,
           due 08/01/2003.........................              517,500
                                                            -----------
           INSURANCE COMPANIES (0.51%)
  100,000  Delphi Financial, 8.000%,
           due 10/01/2003 ........................              103,625
  100,000  Home Holdings, Inc., 8.625%,
           due 12/15/2003 ........................               34,500
                                                            -----------
                                                                138,125
                                                            -----------

           MINING -- METALS AND ORES (1.47%)
  500,000  Echo Bay Mines, 11.000%, due 04/01/2027              400,000
                                                            -----------
           MISCELLANEOUS MANUFACTURING (0.74%)
  200,000  USI American Holdings Inc., 7.250%,
           due 12/01/2006.........................              201,750
                                                            -----------

           MISCELLANEOUS RETAIL (0.77%)
  200,000  Phar-Mor, Inc., 11.720%, 09/11/2002....              210,500
                                                            -----------

           NON-DEPOSITORY CREDIT INSTITUTIONS (1.11%)
  300,000  MCN Financing VI, 6.850%, due 10/28/1999 (d)         303,084
                                                            -----------

           OIL AND GAS EXTRACTION (9.39%)
  650,000  LASMO (USA), Inc., 6.750%, due 12/15/2007            656,500
  200,000  Parker Drilling Corporation, 9.750%,
           due 11/15/2006.........................              216,000
  500,000  Petrozuata Finance, Inc., 8.220%,
           due 04/01/2017 (d).....................              518,750
  500,000  Pride Petroleum Services, Inc., 9.375%,
           due 05/01/2007.........................              538,750
  600,000  Triton Energy Ltd., 9.250%, due 04/15/2005           630,000
                                                            -----------
                                                              2,560,000
                                                            -----------

           PAPER AND ALLIED PRODUCTS (0.39%)

  100,000  Westvaco Corporation, 10.300%, due 01/15/2019        106,250
                                                            -----------
           SECURITY AND COMMODITY BROKERS (3.59%)
   55,000  Lehman Brothers, Inc., 7.375%, due 01/15/2007         57,681
  250,000  Lehman Brothers Holdings Inc.,
           Series E - MTN, 6.625%, due 12/27/2002.              251,562
  550,000  Salomon Inc., 7.300%, due 05/15/2002...              569,250
  100,000  Salomon Inc. Series C - MTN, 6.500%,
           due 08/15/2003.........................               99,625
                                                            -----------
                                                                978,118
                                                            -----------
           STONE, CLAY, GLASS, CONCRETE (0.79%)
  200,000  USG Corporation, 9.250%, due 09/15/2001              215,750
                                                            -----------
           TEXTILE MILL PRODUCTS (0.66%)
  200,000  Polysindo International Finance Company, 13.000%,
           due 06/15/2001.........................              180,000
                                                            -----------
           U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS (0.40%)
  100,000  U.S. Treasury Note, 7.250%,
           due 08/15/2004 ........................              108,152
                                                            -----------
           Total corporate bonds
           (cost $9,437,694) .....................            9,481,985
                                                            -----------

           Commercial Paper
           (3.67% of total investments) (a)

           DEPOSITORY INSTITUTIONS (3.67%)
1,000,000  UBS Finance (DE), Inc., 6.500%,
           due 01/02/1998      .................                999,819
                                                            -----------
           Total commercial paper (cost $999,819).              999,819
                                                            -----------
           Total investments in securities
           (cost $25,967,978) (c)................           $27,265,057
                                                            ===========
----------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications
(b)   Non-dividend paying common stock
(c)   Cost also represents cost for federal income tax purposes
(d)   Restricted under Rule 144A of the Securities Act of 1933

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Common Stock Portfolio
Statement of Investments in Securities

December 31, 1997

================================================================================

  NUMBER
 OF SHARES                  SECURITY                    VALUE
--------------------------------------------------------------------------------

           Common Stocks
           (94.98% of total investments) (a)

           APPAREL AND ACCESSORY STORES (3.13%)
  196,900  The Finish Line, Inc. (b)..............  $ 2,584,313
  154,500  Goody's Family Clothing, Inc. (b)......    4,200,391
                                                    -----------
                                                      6,784,704
                                                    -----------
           BUSINESS SERVICES (12.04%)
  213,550  Affiliated Computer Services, Inc. (b).    5,618,928
  142,900  Autodesk, Inc. ........................    5,287,300
  126,850  DataWorks Corporation (b)..............    2,521,143
  143,050  First Data Corporation.................    4,184,213
  126,900  Rent-Way, Inc. (b).....................    2,347,650
  192,100  Renter's Choice, Inc. (b)..............    3,938,050
  120,250  Sotheby's Holdings, Inc. ..............    2,224,625
                                                    -----------
                                                     26,121,909
                                                    -----------

           CHEMICALS & ALLIED PRODUCTS (1.41%)
   73,600  The B.F. Goodrich Company..............    3,049,763
                                                    -----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (6.03%)
  312,250  Brightpoint, Inc. (b)..................    4,332,469
  160,250  Cincinnati Bell, Inc. .................    4,967,750
  260,950  LCI International, Inc. (b)............    3,783,775
                                                    -----------
                                                     13,083,994
                                                    -----------

           DEPOSITORY INSTITUTIONS (5.93%)

  141,400  John Alden Financial Corporation.......    3,393,600
  124,000  Norwest Corporation....................    4,789,500
   41,850  U.S. Bancorp...........................    4,684,563
                                                    -----------
                                                     12,867,663
                                                    -----------

           DURABLE GOODS-- WHOLESALE (6.19%)
  239,150  IKON Office Solutions, Inc. ...........    6,726,094
  118,650  Pomeroy Computer Resources, Inc. (b)...    2,106,037
  185,850  Watsco, Inc. ..........................    4,588,079
                                                    -----------
                                                     13,420,210
                                                    -----------

           EATING AND DRINKING PLACES (1.53%)
  144,750  ShowBiz Pizza Time, Inc. (b)...........    3,329,250
                                                    -----------
           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (4.51%)
  289,100  Kinder Morgan Energy Partners, L.P. ...    9,793,263
                                                    -----------
           ELECTRICAL EQUIPMENT,
           EXCEPT COMPUTERS (3.01%)
   92,200  Comverse Technology, Inc. (b)..........    3,595,800
  177,800  Exar Corporation (b)...................    2,933,700
                                                    -----------
                                                      6,529,500
                                                    -----------

           FOOD STORES (1.64%)
  139,900  Casey's General Stores, Inc. ..........    3,549,962
                                                    -----------
           GENERAL MERCHANDISE STORES (3.12%)
  230,600  Family Dollar Stores, Inc. ............    6,759,347
                                                    -----------
           HEALTH SERVICES (2.82%)

   92,050  Prime Medical Services, Inc. (b).......    1,271,395
  185,125  Quorum Health Group, Inc. (b)..........    4,836,391
                                                    -----------
                                                      6,107,786
                                                    -----------

           HOME FURNITURE AND EQUIPMENT STORES (2.02%)
  113,850  Tandy Corporation......................    4,390,284
                                                    -----------
           HOTELS, OTHER LODGING PLACES (2.94%)
  144,513  Fairfield Communities, Inc. (b)........    6,376,636
                                                    -----------
           INDUSTRIAL, COMMERCIAL MACHINERY,
           COMPUTERS (4.13%)
  161,850  EMC Corporation (b)....................    4,440,678
  119,000  Lexmark International Group, Inc. (b)..    4,522,000
                                                    -----------
                                                      8,962,678
                                                    -----------

           MEASURING INSTRUMENTS, PHOTO GOODS,
           WATCHES (10.94%)
  124,600  Analogic Corporation...................    4,734,800
  140,050  DENTSPLY International, Inc. ..........    4,271,525
  136,650  Sola International, Inc. (b)...........    4,441,125
   86,900  STERIS Corporation (b).................    4,192,925
  161,900  Waters Corporation (b).................    6,091,488
                                                    -----------
                                                     23,731,863
                                                    -----------

           NON-DURABLE GOODS WHOLESALE (2.70%)
   62,250  Chemed Corporation.....................    2,579,453
  166,525  U.S. Office Products Company (b).......    3,268,053
                                                    -----------
                                                      5,847,506
                                                    -----------

           OIL & GAS EXTRACTION (7.48%)
   58,200  BJ Services Company (b)................    4,186,733
  160,690  Enron Oil & Gas Company................    3,404,539
   75,400  Ocean Energy, Inc. (b).................    3,718,125
  101,950  Transocean Offshore Inc. ..............    4,912,665
                                                    -----------
                                                     16,222,062
                                                    -----------

           PAPER AND ALLIED PRODUCTS (2.90%)
   81,400  Schweitzer-Mauduit International, Inc.     3,032,150
   35,950  St. Joe Corporation....................    3,253,475
                                                    -----------
                                                      6,285,625
                                                    -----------
           PERSONAL SERVICES (1.48%)
   71,700  H&R Block, Inc. .......................    3,213,020
                                                    -----------
           RAILROAD TRANSPORTATION (2.56%)
  174,650  Kansas City Southern Industries, Inc. .    5,545,137
                                                    -----------
           SECURITY AND COMMODITY BROKERS (3.59%)
   40,050  Franklin Resources, Inc. ..............    3,481,827
   99,350  The John Nuveen Company................    3,477,250
   28,950  New England Investment Companies, L.P.       828,694
                                                    -----------
                                                      7,787,771
                                                    -----------

           STONE, CLAY, GLASS, CONCRETE (2.88%)
  217,000  Department 56, Inc. (b)................    6,238,750
                                                   ------------
           Total common stocks (cost $189,451,207) $205,998,683
                                                   ------------

================================================================================
PRINCIPAL
  AMOUNT                    SECURITY                    VALUE
--------------------------------------------------------------------------------

           Commercial Paper
           (5.02% of total investments) (a)

            DEPOSITORY INSTITUTIONS (5.02%)
$10,900,000 UBS Finance (DE), Inc., 6.500%,
            due 01/02/1998 ................        $ 10,898,032
                                                   ------------
            Total commercial paper
            (cost $10,898,032) ............          10,898,032
                                                   ------------
            Total investments in securities
            (cost $200,349,239) (c) .......        $216,896,715
                                                   ------------
--------------------------------------------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industry Classifications
(b)   Non-dividend paying common stock
(c)   Cost also represents cost for federal income tax purposes

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Corporate Bond Portfolio
Statement of Investments in Securities

December 31, 1997

================================================================================
PRINCIPAL
  AMOUNT                    SECURITY                    VALUE
-------------------------------------------------------------------------------

           Corporate Bonds
           (60.14% of total investments) (a)

           AIR TRANSPORTATION (1.44%)
$ 173,329  Delta Airlines 1992 ETC-C, 8.540%,
           due 01/02/2007.........................   $  189,361
   99,291  United Airlines 1996-A1 Pass Thru
           Certificate,
           7.270%, due 01/30/2013.................      101,153
                                                     ----------
                                                        290,514
                                                     ----------
           AUTO REPAIR AND PARKING (2.13%)
  100,000  Amerco -MTN, 6.710%, due 10/15/2008....      100,457
  300,000  Amerco -MTN, 7.470%, due 01/15/2027....      329,250
                                                     ----------
                                                        429,707
                                                     ----------

           BUSINESS SERVICES (1.00%)
  200,000  Computervision Corporation, 11.375%,
           due 08/15/1999.........................      202,000
                                                     ----------
           CHEMICALS AND ALLIED PRODUCTS (1.02%)
  200,000  Smith International, Inc., 7.000%,
           due 09/15/2007   .....................       206,500
                                                     ----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (3.65%)
  285,000  Continental Cablevision, Inc., 9.000%,
           due 09/01/2008.........................      332,381
  100,000  Hutchison Whampoa Finance, YANK Series B,
           7.450%, due 08/01/2017 (d).............       88,865
  300,000  News America Holdings, 7.750%,
           due 01/20/2024 ........................      315,750
                                                     ----------
                                                        736,996
                                                     ----------

           DEPOSITORY INSTITUTIONS (5.11%)

  300,000  Dao Heng Bank Ltd., 7.750%,
           due 01/24/2007 (d) .....................     264,375
  750,000  St. Paul Bancorp, 7.125%,
           due 02/15/2004 .........................     766,875
                                                     ----------
                                                      1,031,250
                                                     ----------

           DURABLE GOODS -- WHOLESALE (2.16%)
  400,000  Pioneer Standard Electronics Inc., 8.500%,
           due 08/01/2006.........................      436,000
                                                     ----------
           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (14.77%)
  250,000  Avon Energy Partners Holdings, 6.730%,
           due 12/11/2002 (d).....................      251,250
  500,000  CMS Energy Corporation, 7.375%,
           due 11/15/2000 (d).....................      498,125
  500,000  Coastal Corporation, 6.700%,
           due 02/15/2027         ................      516,250
  200,000  Long Island Lighting Company, 7.500%,
           due 03/01/2007.........................      207,250
  100,000  Salton Sea Funding Corporation,
           Series E, 8.300%, due 05/30/2011.......      107,250
  250,000  Southern Investments Capital, 8.230%,
           due 02/01/2027.........................      268,950
  250,000  Tata Electric Company, 7.875%,
           due 08/19/2007 (d).....................      240,938
  300,000  Tenneco Inc., 10.200%, due 03/15/2008..      380,625
  250,000  Trench Electric S.A. and Trench
           Inc., 10.250%, due 12/15/2007 (d)......      254,687
  250,000  USA Waste Services, Inc., 7.000%,
           due 10/01/2004.........................      256,875
                                                     ----------
                                                      2,982,200
                                                     ----------

           HOME FURNITURE AND EQUIPMENT
           STORES (2.82%)
  550,000  MacSaver Financial Services,
           7.875%, due 08/01/2003.................      569,250
                                                     ----------
           INSURANCE COMPANIES (3.00%)
  150,000  Delphi Financial, 8.000%,
           due 10/01/2003 ........................      155,438
  400,000  Delphi Funding LLC, 9.310%,
           due 03/25/2027 ........................      450,500
                                                     ----------
                                                        605,938
                                                     ----------

           LUMBER AND WOOD PRODUCTS,
           EXCEPT FURNITURE (1.53%)
  300,000  West Fraser Mill, 7.250%,
           due 09/15/2002 (d) .....................     308,250
                                                     ----------
           MINING -- METALS AND ORES (1.73%)
  300,000  Echo Bay Mines, 11.000%, due 04/01/2027      240,000
           150,000 Pohang Iron and Steel Company,
           7.125%, due 11/01/2006..................     109,366
                                                     ----------
                                                        349,366
                                                     ----------

           MISCELLANEOUS MANUFACTURING (0.50%)
  100,000  USI American Holdings, Inc., 7.250%,
           due 12/01/2006.........................      100,875
                                                     ----------

           NON-DEPOSITORY CREDIT INSTITUTIONS (4.79%)
  100,000  Associates Corporation of North America,
           6.450%, due 10/15/2001.................      101,000
  250,000  DSPL Finance Company, 9.120%,
           due 12/30/2010 (d).....................      195,288
  350,000  MCN Financing VI, 6.850%,
           due 10/28/1999 (d).....................      353,598
  300,000  Safeco Capital Trust I, 8.072%,
           due 07/15/2037  .......................      316,125
                                                     ----------
                                                        966,011
                                                     ----------

           OIL AND GAS EXTRACTION (2.57%)
  500,000  Petrozuata Finance, Inc., 8.220%,
           due 04/01/2017 (d).....................      518,750
                                                     ----------
           PAPER AND ALLIED PRODUCTS (1.05%)
  200,000  Westvaco Corporation, 10.300%,
           due 01/15/2019 .......................       212,500
                                                     ----------

           REAL ESTATE INVESTMENT TRUSTS (REITS) (3.52%) 400,000 Chelsea GCA Realty Partnership, L.P., 7.250%,
           due 10/21/2007.........................      407,000
  300,000  JDN Realty Corporation, 6.800%,
           due 08/01/2004 ........................      303,750
                                                     ----------
                                                        710,750
                                                     ----------

           SECURITY AND COMMODITY BROKERS (7.35%)
  250,000  Lehman Brothers Holdings, Inc., 8.875%,
           due 02/15/2000.........................      263,437
  250,000  Lehman Brothers Holdings, Inc. Series
           E - MTN  6.625%, due 12/27/2002........      251,562
  300,000  Morgan Stanley Finance Plc, 8.030%,
           due 02/28/2017.........................      319,500
  500,000  Salomon, Inc., 6.250%, due 10/01/1999..      500,625
  150,000  Salomon, Inc. Series C - MTN, 6.500%,
           due 08/15/2003.........................      149,438
                                                     ----------
                                                      1,484,562
                                                     ----------
           Total corporate bonds
           (cost $11,858,045) .................... $ 12,141,419
                                                     ==========


                                  (Continued)

CONSECO SERIES TRUST

Corporate Bond Portfolio

Statement of Investments in Securities - Continued
December 31, 1997

================================================================================
PRINCIPAL
  AMOUNT                    SECURITY                                     VALUE
--------------------------------------------------------------------------------

           Municipal Bonds
           (6.88% of total investments) (a)
           PUBLIC FINANCE, TAXATION (6.88%)
$ 375,000  Doylestown Pennsylvania, Hospital Authority,
           Revenue, 8.375%, due 07/01/2008........ .............    $   413,906
  100,000  Fort Worth Texas, Higher Education, Finance
           Corporation, Revenue, 7.500% , due 10/01/2006 .......        103,000
  160,000  Lake County Florida, Resource Recovery, Industrial
           Development, Revenue, 7.125%, due 10/01/1999 ........        160,400
  300,000  Mississippi Hospital Equipment and Facilities,
           Authority Revenue, 9.100%, due 04/01/2006     .......        322,500
  382,445  Philadelphia Pennsylvania, Authority for Industrial
           Development, Revenue, 6.488%, due 06/15/2004 ........        389,616
                                                                     ----------
           Total municipal bonds (cost $ 1,341,469) ............      1,389,422
                                                                     ----------
           Asset Backed Securities
           (10.67% of total investments) (a)
  200,000  EQCC Home Equity Loan Trust 97-1 A7, 7.120%,
           due 05/15/2028.......................................        206,463
  200,000  Green Tree Financial Corp 1994-4 A5, 8.300%,
           due 07/15/2019.......................................        221,554
  119,997  Green Tree Recreational Equipment & Consumer
           96-A A1, 5.550%, due 02/15/2018......................        119,500
  466,749  Green Tree Recreational Equipment & Consumer
           Trust, 97-C B, 6.750%, due 02/15/2018................        466,676
  292,253  Lehman FHA Title 1 Loan Trust 96-2 A2, 6.780%
           due 03/25/2008.......................................        293,760
  200,000  National Car Rental Financing Limited Partnership
           1996-1 A2, 6.800%, due 04/20/2000....................        201,926
  250,000  Newcourt Receivables Asset Trust 1997-1 A3,
           6.110%, due 05/21/2001...............................        250,078
  392,736  New York City Tax Lien 1996-1 B, 6.910%,
           due 05/25/2005.......................................        393,042
                                                                     ----------
           Total asset backed securities
           (cost $ 2,124,306)...................................      2,152,999
                                                                     ==========
           Collateralized Mortgage Obligations
           (6.40% of total investments) (a)
  138,624  FHLMC Structured Pass Through Securities T-4 A1,
           7.625%, due 08/25/2022................................       142,176
  500,000  Iroquois Trust 97-1 A, 7.000%, due 12/15/2006 ........       503,887
  228,915  JP Morgan Commercial Mortgage Finance
             Corporation 96-C2 A, 6.470%, due 11/25/2027 ........       231,455
  180,863  JP Morgan Commercial Mortgage Finance
           Corporation 97-C4 A1, 6.939%, due 12/26/2028 .........       183,237
  223,639  Rural Housing Trust 1987-1 3B, 7.330%,
           due 04/01/2026........................................       230,698
                                                                     ----------
           Total collateralized mortgage obligations
           (cost $ 1,277,335)....................................     1,291,453
                                                                     ==========
           U. S. Government and Agency Obligations
           (10.96% of total investments) (a)
  405,951  Federal Home Loan Mortgage Corp., # G00479,
           9.000%, due 04/01/2025..................................    431,958
  250,000  Federal Home Loan Bank, 5.825%,
           due 11/19/1999..........................................    250,045
   33,175  Federal National Mortgage Assn., # 062289,
           6.710%, due 03/01/2028..................................     33,714
  228,920  Federal National Mortgage Assn., # 183567,
           7.500%, due 11/01/2022..................................    234,357
  213,983  Federal National Mortgage Assn., # 286122,
           7.000%, due 06/01/2024..................................    215,655
  189,396  Federal National Mortgage Assn., # 349410,
           7.000%, due 08/01/2026..................................    190,875
    1,397  Government National Mortgage Assn., # 051699,
           15.000%, due 07/15/2011.................................      1,666
    2,630  Government National Mortgage Assn., # 056522,
           14.000%, due 08/15/2012.................................      3,120
   85,943  Government National Mortgage Assn., # 354859,
           9.000%, due 07/15/2024..................................     91,959
  250,000  U.S. Treasury Bond, 6.125%, due 08/15/2007 .............    257,017
  500,000  U.S. Treasury Note, 5.875%, due 08/31/1999 .............    501,715
                                                                    ----------
           Total U.S. government and agency obligations
           (cost $ 2,184,384)......................................  2,212,081
                                                                    ----------

           Commercial Paper
           (4.95% of total investments) (a)

           DEPOSITORY INSTITUTIONS (4.95%)
1,000,000  UBS Finance (DE), Inc., 6.500%, due 01/02/1998 ...          999,819
                                                                   -----------
           Total commercial paper (cost $ 999,819) ..........          999,819
                                                                   -----------
           Total investments in securities
           (cost $ 19,785,358) (c) ..........................      $20,187,193
                                                                   ===========

----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications
(b)   Non-dividend paying common stock
(c)   Cost also represents cost for federal income tax purposes
(d)   Restricted under Rule 144A of the Securities Act of 1933

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Government Securities Portfolio
Statement of Investments in Securities

December 31, 1997

================================================================================
PRINCIPAL
  AMOUNT                    SECURITY                                    VALUE
--------------------------------------------------------------------------------
           Corporate Bonds
           (17.35% of total investments) (a)

           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (6.78%)
$ 250,000  LCI International, Inc., 7.250%,
           due 06/15/2007. .....................................      $ 260,000
                                                                     ----------
           PETROLEUM-REFINING AND
           RELATED INDUSTRIES (2.68%)
  100,000  Ultramar Diamond Shamrock Corporation,
           7.200%, due 10/15/2017...............................        102,875
                                                                     ----------
           SECURITY AND COMMODITY BROKERS (7.89%)
  100,000  Lehman Brothers Holdings, Inc., Series E,
           MTN,  6.710%, due 10/12/1999.........................        101,000
  100,000  Lehman Brothers Holdings, Inc., Series E,
           MTN, 6.625%, due 12/27/2002..........................        100,625
  100,000  Salomon, Inc., 6.750%, due 02/15/2003................        101,375
                                                                      ---------
                                                                        303,000
                                                                      ---------
           Total corporate bonds (cost $657,678)................        665,875
                                                                      =========
           Municipal Bonds
           (5.23% of total investments) (a)

           PUBLIC FINANCE, TAXATION (5.23%)
  200,000  Carondelet California Health Systems, 6.250%,
           due 07/01/2001.......................................        200,500
           Total municipal bonds (cost $199,868)................        200,500

           Asset Backed Securities
           (16.69% of total investments) (a)

  200,000  EQCC Home Equity Loan Trust 97-1 A7, 7.120%,
           due 05/15/2028.......................................        206,463
  233,374  Green Tree Recreational Equipment & Consumer
           Trust, 97-C B, 6.750%, due 02/15/2018................        233,338
  200,000  Tiers Asset-Backed Securities, Series CHAMT
           Trust 1997-7, 6.688%, due 11/15/2003.................        200,875
                                                                      ---------
                                                                        640,676
                                                                      ---------
           Total asset backed securities
           (cost $636,555)......................................        640,676
                                                                      =========
           U. S. Government and Agency Obligations
           (60.73% of total investments) (a)

  250,000  Federal Home Loan Bank, 7.200%, due 11/06/2007               250,117
  173,265  Federal Home Loan Mortgage Corp., # D66012,
           7.000%, due 11/01/2025...............................        174,944
  106,522  Federal Home Loan Mortgage Corp., # E00441,
           7.500%, due 07/01/2011...............................        109,384
  150,000  Federal Home Loan Mortgage Corp., Multi Family
           Pool, 6.775%, due 11/01/2003.........................        153,680
  121,130  Federal National Mortgage Assn., # 174166,
           8.000%, due 06/01/2002...............................        124,045
  135,278  Federal National Mortgage Assn., # 303780,
           7.000%, due 03/01/2026...............................        136,335
  300,000  Federal National Mortgage Assn., Medium Term
           Note, 8.000%, due 02/06/2012.........................        300,354
  429,801  Government National Mortgage Assn., # 408675,
           7.500%, due 01/15/2026...............................        440,680
    1,500  Government National Mortgage Assn., # 044522,
           13.000%, due 03/15/2011..............................          1,755
    7,028  Government National Mortgage Assn., # 119896,
           13.000%, due 11/15/2014..............................          8,224
  100,000  Tennessee Valley Authority, 6.250%,
           due 12/15/2017.......................................        100,250
  200,000  U.S. Treasury Bond, 8.000%, due 11/15/2021 ..........        249,492
   75,000  U.S. Treasury Bond, 6.625%, due 02/15/2027 ..........         81,409
  200,000  U.S. Treasury Note, 5.750%, due 08/15/2003 ..........        200,174
                                                                    -----------
                                                                      2,330,843
                                                                    -----------
           Total U.S. government and agency obligations
           (cost $2,305,368)....................................      2,330,843
                                                                    -----------
           Total investments in securities
           (cost $3,799,469) (b)................................    $ 3,837,894
                                                                    ===========
------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications
(b)   Cost also represents cost for federal income tax purposes

 The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Money Market Portfolio
Statement of Investments in Securities

December 31, 1997

================================================================================
PRINCIPAL
  AMOUNT                    SECURITY                               VALUE (b)
--------------------------------------------------------------------------------

           Commercial Paper
           (100.00% of total investments) (a)

           BUSINESS SERVICES (4.72%)
$ 390,000  First Data Corporation, 5.600%,
           due 02/18/1998 ........................................       387,088
                                                                     -----------
           CHEMICALS AND ALLIED PRODUCTS (4.82%)
  400,000  Schering Corporation, 5.720%,
           due 03/19/1998 ........................................       395,106
                                                                     -----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (14.24%)
  400,000  Ameritech Corporation, 5.580%, due 01/23/1998 .........       398,636
  380,000  AT&T Corporation, 5.500%, due 01/02/1998 ..............       379,942
  390,000  Lucent Technologies, Inc., 5.550%,
           due 01/22/1998 ........................................       388,738
                                                                     -----------
                                                                       1,167,316
                                                                     -----------

           DEPOSITORY INSTITUTIONS (4.67%)
  385,000  Abbey National PLC, 5.510%,
           due 02/03/1998 ........................................       383,056
                                                                     -----------
           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (4.59%)
  380,000  Southern Company, 5.740%,
           due 03/02/1998 ........................................       376,365
                                                                     -----------
           FOOD AND KINDRED PRODUCTS (4.97%)
  410,000  Archer Daniels Midland Company, 5.640%,
           due 02/09/1998.........................................       407,495
                                                                     -----------
           FOOD STORES (9.74%)
  420,000  Southland Corporation, 5.630%, due 01/16/1998 .........       419,015
  380,000  Winn-Dixie Stores, Inc., 5.520%,
           due 01/06/1998 ........................................       379,709
                                                                     -----------
                                                                         798,724
                                                                     -----------
           GENERAL MERCHANDISE STORES (4.62%)
  380,000  May Department Stores Company, 5.520%,
           due 01/23/1998.........................................       378,718
                                                                     -----------
           INSURANCE COMPANIES (4.63%)
  380,000  AON Corporation, 5.560%, due 01/09/1998 ...............       379,530
                                                                     -----------

           NON-DEPOSITORY CREDIT INSTITUTIONS (18.81%)
  410,000  American General Finance Corporation, 5.590%,
           due 02/27/1998.........................................       406,371
  380,000  Associates Corporation of North America, 5.520%,
           due 01/26/1998.........................................       378,544
  380,000  General Electric Capital Corporation, 5.530%,
           due 02/11/1998.........................................       377,606
  380,000  National Rural Utilities Corporation, 5.530%,
           due 01/09/1998.........................................       379,533
                                                                     -----------
                                                                       1,542,054
                                                                     -----------
           SECURITY AND COMMODITY BROKERS (19.59%)
  390,000  Goldman Sachs Group, L.P., 5.680%,
           due 04/24/1998.........................................       383,047
  420,000  J.P. Morgan & Company, Inc., 5.580%,
           due 02/10/1998.........................................       417,396
  420,000  Merrill Lynch & Company, Inc., 5.590%,
           due 02/27/1998.........................................       416,283
  390,000  Morgan Stanley, Dean Witter, Discover & Company,
           5.540%, due 01/12/1998.................................       389,340
                                                                     -----------
                                                                       1,606,066
                                                                     -----------

           MUNICIPAL BONDS -- REVENUE (4.60%)
  380,000  Province of Quebec, 5.730%, due 02/20/1998 ............       376,976
                                                                     -----------
           Total commercial paper.................................     8,198,494
                                                                     -----------
           Total investments in securities........................   $ 8,198,494
                                                                     ===========
--------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications
(b)   Value also represents cost for federal income tax purposes

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

Notes to Financial Statements

December 31, 1997

================================================================================

(1) GENERAL

      Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("the Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares only to affiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity contracts.

      Effective May 1, 1993, Great American Reserve Variable Annuity Account C ("Account C") transferred its assets to the Trust in exchange for shares of the Common Stock, Corporate Bond (newly created effective May 1, 1993) and Money Market Portfolios. Since May 1, 1993, the Trust continues to offer shares of each of its portfolios to Account C.

      On July 25, 1994 Great American Reserve Variable Annuity Account E commenced operations and began investing in the shares of the Trust's portfolios.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

      The investments in each portfolio are valued at the end of each New York Stock Exchange business day. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except certain bonds (designated as footnote (d) in the applicable Statement of Investments) held in the Corporate Bond and the Asset Allocation Portfolios, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.

      The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

      In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short term notes, U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.

      Fixed income securities for which representative market quotes are readily available are valued at the mid-day mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES

      Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

      Dividends are declared and reinvested from the sum of net investment income and net realized short-term capital gains or losses on a daily basis in the Money Market Portfolio, on a monthly basis in the Corporate Bond and Government Securities Portfolios and on a quarterly basis in the Asset Allocation and Common Stock Portfolios. Distributions are declared and reinvested from net realized long-term capital gains on an annual basis.

INCOME EQUALIZATION

      All portfolios, except the Money Market Portfolio, follow the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to undistributed income. As a result, undistributed investment income per share is not materially affected by sales or redemptions of the portfolio shares.

USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

(3)   TRANSACTIONS WITH AFFILIATES

      As investment adviser of the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Asset Allocation Portfolio, 0.60 percent for the Common Stock Portfolio, 0.50 percent for the Corporate Bond and Government Securities Portfolios and 0.25 percent for the Money Market Portfolio. The total fees paid to the Adviser were $1,400,378 and $1,008,557 for the years ended December 31, 1997 and 1996, respectively. The Adviser has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond Portfolio and the Government Securities Portfolio, and 0.45 percent for the Money Market Portfolio.

(4)   INVESTMENT TRANSACTIONS

      The aggregate costs of purchases of investments (excluding U.S. government securities and short-term investments) were $576,039,967 and $310,865,829 for the years ended December 31, 1997 and 1996, respectively. The aggregate proceeds from the sales of investments (excluding U.S. government securities and short-term investments) were $550,463,585 and $303,932,165 for the years ended December 31, 1997 and 1996, respectively.

   The aggregate costs of purchases of U.S. government securities (excluding short-term investments) were $37,115,869 and $21,225,121 for the years ended December 31, 1997 and 1996, respectively. The aggregate proceeds from sales of U.S. government securities (excluding short-term investments) were $38,057,662 and $16,767,507 for the years ended December 31, 1997 and 1996, respectively.

CONSECO SERIES TRUST

December 31, 1997

====================================================================================================================================
(4) INVESTMENT TRANSACTIONS (Continued)
   Gross unrealized appreciation and depreciation of investments at December 31,1997 are shown below:

====================================================================================================================================
                                                                ASSET         COMMON        CORPORATE    GOVERNMENT        MONEY
                                                             ALLOCATION        STOCK          BOND       SECURITIES       MARKET
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ............................  $ 2,081,297    $ 24,460,287   $  548,818    $     41,476    $        --
Gross unrealized depreciation ............................     (784,218)     (7,912,811)    (146,983)         (3,051)            --
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation ..............................  $ 1,297,079    $ 16,547,476   $  401,835    $     38,425    $        --
====================================================================================================================================

(5) NET ASSETS
   Net assets at December 31, 1997 are shown below.

====================================================================================================================================
                                                                ASSET         COMMON        CORPORATE    GOVERNMENT        MONEY
                                                             ALLOCATION        STOCK          BOND       SECURITIES       MARKET
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from the sales of shares since organization,
   less cost of shares redeemed
   and net equalization..........................          $  26,625,323   $200,438,125   $21,013,370   $  4,246,800   $ 8,602,736
Undistributed net realized losses on sales of investments            --            --        (138,350)       (14,950)           --
Net unrealized appreciation of investments ...............     1,297,079     16,547,476       401,835         38,425            --
------------------------------------------------------------------------------------------------------------------------------------
     Total net assets.....................................  $ 27,922,402   $216,985,601   $21,276,855   $  4,270,275   $ 8,602,736
====================================================================================================================================

(6) FINANCIAL HIGHLIGHTS
   Following are the financial highlights for each portfolio for the years ended

December 31, 1993 through 1997:

                                                                                   ASSET ALLOCATION PORTFOLIO
                                                              ======================================================================
                                                                1997           1996           1995          1994           1993
====================================================================================================================================
Net asset value per share, beginning of year..............  $     13.470   $    12.390    $   11.040    $    11.400    $     11.630
   Income from investment operations (a):
     Net investment income................................         0.441         0.419         0.508          0.463           0.410
     Net realized gains (losses) and change in unrealized
     appreciation (depreciation) on investments...........         2.116         2.774         2.976         (0.526)          0.218
------------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations...         2.557         3.193         3.484         (0.063)          0.628
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains...........................        (2.195)       (2.075)       (1.827)        (0.266)         (0.570)
     Distribution of net realized long-term capital gains.        (0.512)       (0.038)       (0.307)        (0.031)         (0.288)
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (2.707)       (2.113)       (2.134)        (0.297)         (0.858)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year ...................  $     13.320   $    13.470    $   12.390    $    11.040    $     11.400
====================================================================================================================================
Total return (b) (d)......................................         17.85%        28.30%        31.49%         (0.55%)         10.38%
Ratios/supplemental data
   Net assets, end of year (c)............................  $ 27,922,402   $16,732,206    $9,583,375    $ 6,172,390    $  6,161,924
   Ratio of expenses to average net assets (d)............          0.75%         0.75%         0.75%          0.75%           0.75%
   Ratio of net investment income to average net assets (d)         3.14%         3.15%         4.11%          4.20%           3.55%
   Portfolio turnover rate................................        369.39%       208.13%       194.16%        223.92%         539.90%
   Average commission paid (e) ...........................  $       0.06   $      0.06           N/A            N/A             N/A

--------------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.84 percent for the Asset Allocation Porfolio.
(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

CONSECO SERIES TRUST

December 31, 1997

====================================================================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                     COMMON STOCK  PORTFOLIO
                                                                ===================================================================
                                                                1997           1996           1995          1994          1993
===================================================================================================================================
Net asset value per share, beginning of year .............  $     21.850   $     18.840   $     16.540   $    16.690   $     16.880
   Income from investment operations (a):
     Net investment income...............................          0.064          0.013          0.340         0.240          0.232
     Net realized gains and change in unrealized
       appreciation on investments.......................          4.060          8.169          5.675         0.072          0.920
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations..........         4.124          8.182          6.015         0.312          1.152
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains...........................        (4.232)        (4.209)        (2.807)       (0.327)        (1.181)
     Distribution of net realized long-term capital gains.        (1.582)        (0.963)        (0.908)       (0.135)        (0.161)
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (5.814)        (5.172)        (3.715)       (0.462)        (1.342)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year ...................  $     20.160   $     21.850   $     18.840   $    16.540   $     16.690
===================================================================================================================================
Total return (b) (d)......................................         18.68%         44.99%         36.30%         1.92%          8.35%
Ratios/supplemental data
   Net assets, end of year (c)............................  $216,985,601   $171,332,490   $109,635,525   $74,759,728   $ 66,799,824
   Ratio of expenses to average net assets (d)............          0.80%          0.80%          0.80%         0.80%          0.80%
   Ratio of net investment income to average net assets (d)         0.28%          0.06%          1.80%         1.47%          1.40%
   Portfolio turnover rate................................        234.20%        177.03%        172.55%       213.67%        205.81%
   Average commission paid (e) ...........................  $       0.06   $       0.06            N/A           N/A            N/A

----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.80 percent for the Common Stock Portfolio.
(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

CONSECO SERIES TRUST

December 31, 1997

====================================================================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                  CORPORATE BOND PORTFOLIO (e)
                                                                ====================================================================
                                                                1997           1996          1995          1994         1993 (e)
===================================================================================================================================
Net asset value per share, beginning of period...........  $      9.970   $    10.150   $     9.450   $     9.980    $    10.000
  Income from investment operations (a):
    Net investment income...............................          0.654         0.662         0.680         0.649          0.417
    Net realized gains (losses) and change in unrealized
      appreciation (depreciation) on investments........          0.309        (0.179)        0.990        (0.912)         0.173
-----------------------------------------------------------------------------------------------------------------------------------
        Total income (loss) from investment operations..          0.963         0.483         1.670        (0.263)         0.590
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions (a):
    Dividends from net investment income and net realized
      short-term capital gains...........................        (0.793)       (0.663)       (0.970)       (0.267)        (0.610)
-----------------------------------------------------------------------------------------------------------------------------------
        Total distributions..............................        (0.793)       (0.663)       (0.970)       (0.267)        (0.610)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period.................  $     10.140    $    9.970   $    10.150   $     9.450    $     9.980
===================================================================================================================================
Total return (b) (d).....................................          9.97%         4.97%        18.25%        (2.65%)         8.84%(f)
Ratios/supplemental data
  Net assets, end of year (c)...........................   $ 21,276,855   $17,463,340   $16,046,368   $12,903,063    $13,577,440
  Ratio of expenses to average net assets (d)............         0.70%          0.70%         0.70%         0.70%          0.70%(f)
  Ratio of net investment income to average net assets (d)        6.50%          6.65%         6.78%         6.78%          6.22%(f)
  Portfolio turnover rate................................       276.46%        276.35%       225.41%       198.48%        406.24%(f)

---------------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively. (d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.77 percent for the Corporate Bond Portfolio.
(e) The Corporate Bond Portfolio became an available investment option effective May 1, 1993, with an initial offering price of $10.00.
(f)   Annualized.

CONSECO SERIES TRUST

December 31, 1997

====================================================================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                 GOVERNMENT SECURITIES PORTFOLIO
                                                                   =================================================================
                                                                    1997          1996          1995           1994            1993
====================================================================================================================================
Net asset value per share, beginning of year ............   $     11.940   $    12.380    $   11.090    $    11.450    $     11.610
   Income from investment operations (a):
     Net investment income................................         0.724         0.722         0.754          0.720           0.738
     Net realized gains (losses) and change in unrealized
      appreciation (depreciation) on investments..........         0.232        (0.409)        1.119         (1.031)          0.281
------------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations...         0.956         0.313         1.873         (0.311)          1.019
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains...........................        (0.856)       (0.707)       (0.583)        (0.049)         (1.179)
     Distribution of net realized long-term capital gains.            --        (0.046)           --             --              --
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (0.856)       (0.753)       (0.583)        (0.049)         (1.179)
====================================================================================================================================
Net asset value per share, end of year ...................  $     12.040   $    11.940    $   12.380    $    11.090    $     11.450
------------------------------------------------------------------------------------------------------------------------------------
Total return (b) (d)......................................         8.26%          2.75%        17.35%         (2.79%)          8.91%
Ratios/supplemental data
   Net assets, end of year (c)............................  $  4,270,275   $ 4,023,691    $4,612,607    $ 4,712,785    $  7,579,366
   Ratio of expenses to average net assets (d)............         0.70%          0.70%         0.70%          0.70%           0.70%
   Ratio of net investment income to average net assets (d)        6.05%          6.02%         6.27%          6.45%           6.30%
   Portfolio turnover rate................................       195.08%        157.62%       284.31%        421.05%         397.42%

-----------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.92 percent for the Government Securities Portfolio.

CONSECO SERIES TRUST

December 31, 1997

====================================================================================================================================

(6) FINANCIAL HIGHLIGHTS (Continued)

                                                                                     MONEY MARKET PORTFOLIO
                                                                ===================================================================
                                                                1997           1996           1995          1994           1993
====================================================================================================================================
Net asset value per share, beginning of year..............  $      1.000   $     1.000    $    1.000    $     1.000    $      1.000
   Income from investment operations (a):
     Net investment income................................         0.051         0.050         0.055          0.038           0.029
------------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations..........         0.051         0.050         0.055          0.038           0.029
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
     Dividends from net investment income and net realized
       short-term capital gains...........................        (0.051)       (0.050)       (0.055)        (0.038)         (0.029)
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (0.051)       (0.050)       (0.055)        (0.038)         (0.029)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year ...................  $      1.000   $     1.000    $    1.000    $     1.000    $      1.000
====================================================================================================================================
Total return (b) (d)......................................          5.25%         5.13%         5.46%          3.78%           2.86%
Ratios/supplemental data
   Net assets, end of year (c)............................  $  8,602,736   $ 6,984,663    $5,395,877    $ 5,105,367    $  5,229,641
   Ratio of expenses to average net assets (d)............          0.45%         0.45%         0.45%          0.45%           0.45%
   Ratio of net investment income to average net assets (d)         5.14%         5.03%         5.46%          3.78%           2.86%
   Portfolio turnover rate................................           N/A           N/A           N/A            N/A             N/A

--------------------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios and 0.45 percent for the Money Market Portfolio. If the aforementioned guarantee had not been in affect during the period, the ratio would have been 0.52 percent for the Money Market Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Trustees and Shareholders
Conseco Series Trust

      We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities, of Conseco Series Trust (comprising respectively, the Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios), as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash and securities owned as of December 31, 1997, by correspondence with the custodian and brokers or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Conseco Series Trust as of December 31, 1997, the results of their operations for the year ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1997, in conformity with generally accepted accounting principles.

   /s/ Coopers & Lybrand L.L.P.

   Indianapolis, Indiana
   February 23, 1998

================================================================================
Bankers National Variable Account B

SPONSOR
Bankers National Life Insurance Company - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

Conseco Series Trust

BOARD OF TRUSTEES
William P. Daves, Jr., Chairman
   Consultant to the insurance and health care industries.
   Director, President and Chief Executive Officer,
   FFG Insurance Co.,
   Dallas, Texas.
Harold W. Hartley, Trustee
   Retired. Chartered Financial Analyst.
   Formerly Executive Vice President,
   Tenneco Financial Services Inc.,
   Fort Myers Beach, Florida.
Maxwell E. Bublitz, Trustee and President
   President, Conseco Capital Management, Inc.,
   Carmel, Indiana.
Dr. R. Jan LeCroy, Trustee
   President, Dallas Citizens Council,
   Dallas, Texas.
Dr. Jesse H. Parrish, Trustee
   Higher education consultant.
   Formerly President, Midland College,
   Midland, Texas.

INVESTMENT ADVISER
Conseco Capital Management, Inc. - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

CUSTODIAN
Bankers Trust Company - New York, New York.

                                     [LOGO]
                                    CONSECO

                                                       ---------------------
                                                          FIRST CLASS MAIL
                                                         U.S. POSTAGE PAID
                                                           HACKENSACK, NJ
                                                            PERMIT NO. 9
                                                       ---------------------


BANKERS NATIONAL LIFE INSURANCE COMPANY
11815 North Pennsylvania Street
Carmel, Indiana 46032

                                                           ---------------------



                                                           ---------------------
VA-1001 (2/98)
--------------------------------------------------------------------------------

                                                                          [LOGO]
                                                                         CONSECO

BANKERS NATIONAL LIFE INSURANCE COMPANY

Annual report to Contract Owners

December 31, 1997

This report is for the information of contract owners and participants of the Bankers National Variable Account B and Conseco Series Trust. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains more complete information, including charges and expenses.

                                             Bankers National Variable Account B
                                                            Conseco Series Trust

--------------------------------------------------------------------------------